Vanguard Ultra-Short Bond ETF Average Annual Total Returns - ETF Prospectus [Member]		12 Months Ended	57 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Treasury Bellwethers: 1 Year Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.31%	3.00%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	0.30%
ETF Shares
Prospectus [Line Items]
Performance Inception Date	Apr. 05, 2021
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.22%	3.37%
ETF Shares | Based on NAV Return After Taxes on Distributions[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.26%	1.95%
ETF Shares | Based on NAV Return After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.07%	1.96%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.20%	3.38%